PRIVATE PLACEMENT (Details Narrative)	1 Months Ended
Nov. 30, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 10.15
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares | shares	480,000
Sale of stock, price per share | $ / shares	$ 10.00
Proceeds from issuance of private placement | $	$ 4,800,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares | shares	532,500
Proceeds from issuance of private placement | $	$ 5,325,000